Unaudited Condensed Consolidated Statements of Cash Flows - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cash flows from operating activities
Net income for the period	$ 10,752	$ 4,480
Adjustments for:
Pension and medical benefits	847	2,135
Results of equity-accounted investments	(129)	281
Depreciation, depletion and amortization	6,944	6,500
Impairment of assets (reversals), net	240	(46)
Inventory write down (write-back) to net realizable value	7	(44)
Allowance for credit loss on trade and other receivables, net	37	48
Exploratory expenditure write-offs	209	105
Gain on disposal/write-offs of assets	(71)	(286)
Foreign exchange, indexation and finance charges	(3,207)	8,975
Income taxes	4,765	2,120
Revision and unwinding of discount on the provision for decommissioning costs	649	539
Results from co-participation agreements in bid areas	(50)	(103)
Early termination and cash outflows revision of lease agreements	(301)	(146)
Losses with legal, administrative and arbitration proceedings, net	326	521
Equalization of expenses - Production Individualization Agreements	676	24
Decrease (Increase) in assets
Trade and other receivables	122	1,459
Inventories	(853)	(355)
Judicial deposits	(436)	574
Other assets	185	(71)
Increase (Decrease) in liabilities
Trade payables	(82)	218
Other taxes payable	(401)	(1,862)
Pension and medical benefits	(522)	(482)
Provisions for legal proceedings	(557)	(200)
Other employee benefits	116	(370)
Provision for decommissioning costs	(425)	(463)
Other liabilities	(31)	(357)
Income taxes paid	(2,781)	(4,721)
Net cash provided by operating activities	16,029	18,473
Cash flows from investing activities
Acquisition of PP&E and intangible assets	(8,046)	(5,772)
Acquisition of equity interests	(2)	(6)
Proceeds from disposal of assets - Divestment	479	766
Financial compensation from co-participation agreements	355	397
Divestment (Investment) in marketable securities	2,861	(805)
Dividends received	25	64
Net cash used in investing activities	(4,328)	(5,356)
Cash flows from financing activities
Changes in non-controlling interest	157	125
Proceeds from finance debt	3,072	567
Repayment of principal - finance debt	(1,547)	(2,318)
Repayment of interest - finance debt	(856)	(995)
Repayment of lease liability	(4,368)	(3,883)
Dividends paid to Shareholders of Petrobras	(4,588)	(10,578)
Share repurchase program		(380)
Dividends paid to non-controlling interests	(31)	(77)
Net cash used in financing activities	(8,161)	(17,539)
Effect of exchange rate changes on cash and cash equivalents	185	(421)
Net change in cash and cash equivalents	3,725	(4,843)
Cash and cash equivalents at the beginning of the period	3,271	12,727
Cash and cash equivalents at the end of the period	$ 6,996	$ 7,884